Supplemental Disclosures Other (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Additional information [abstract]
Lease inducement	CAD (3.6)	CAD (3.6)
Onerous contract provision	2.2	(1.6)
Translation of US dollar derivatives	(0.7)	0.0
Other	CAD (2.1)	CAD (5.2)